NET INCOME/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
NET INCOME/(LOSS) PER SHARE
Schedule of components of basic and diluted net income/(loss) per share

	Year ended December 31,
	2021		2022		2023
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RUB	RUB	RUB	RUB	RUB	$	RUB	$
Net (loss)/income, allocated for basic	(13,224)	(1,445)	35,637	3,828	17,957	200.2	1,913	21.3
Reallocation of net (loss)/income as a result of conversion of Class B to Class A shares	(1,445)	—	3,828	—	1,913	21.3	—	—
Reallocation of net income to Class B shares	—	—	—	(882)	—	—	(12)	(0.1)
Effect of convertible debt restructuring, net of tax	—	—	(8,348)	—	—	—	—	—
Net (loss)/income, allocated for diluted	(14,669)	(1,445)	31,117	2,946	19,870	221.5	1,901	21.2
Weighted average ordinary shares used in per share computation — basic	326,683,201	35,703,468	332,321,580	35,698,674	335,141,012	335,141,012	35,698,674	35,698,674
Effect of:
Conversion of Class B to Class A shares	35,703,468	—	35,698,674	—	35,698,674	35,698,674	—	—
Incremental shares under the if-converted method	—	—	2,694,657	—	—	—	—	—
Share-Based Awards	—	—	6,305,374	—	2,219,542	2,219,542	—	—
Weighted average ordinary shares used in per share computation — diluted	362,386,669	35,703,468	377,020,285	35,698,674	373,059,228	373,059,228	35,698,674	35,698,674
Net (loss)/income per share attributable to ordinary shareholders:
Basic	(40.48)	(40.48)	107.24	107.24	53.58	0.60	53.58	0.60
Diluted	(40.48)	(40.48)	82.53	82.53	53.26	0.59	53.26	0.59